UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)     (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1: Report(s) to Shareholders.

Large-Cap Blend
Schwab S&P 500 Index Portfolio

Large-Cap Annual report dated December 31, 2010

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Economic Overview

The decision by the Federal Open Market Committee (the FOMC) in November 2010 to initiate a new program of security purchases, often referred to as quantitative easing, reminded investors that the U.S. economy was still in need of systemic reinforcement.

This latest announcement from the FOMC that it would purchase an additional $600 billion in longer-term U.S. Treasury securities followed earlier policy decisions that included: lowering the federal funds rate to near zero in December 2008 and keeping it there for an extended period of time; authorizing the large-scale purchase of longer-term securities in 2009 and early 2010; and modifying the Federal Reserve’s (the Fed) reinvestment policy in the summer of 2010 on mortgage-related securities, as they matured or were redeemed, in an effort to manage the Fed’s balance sheet.

Contributing to the FOMC’s decision to purchase an additional $600 billion in U.S. Treasuries was a U.S. unemployment rate that had remained above 9% since the fall of 2009 and an inflation rate that was still below optimal levels for what the Fed believed to be a sustainable recovery. Moreover, reports that many of the unemployed in the United States have been seeking employment for more than six months highlighted the fact that job creation had not kept pace with the rising number of people looking for jobs. Adding to the complexity of this economic picture was the decline in housing prices, accompanied by a rise in foreclosures.

Positive economic news was also part of the landscape. Corporations reported high profits for the period under review and increased their investment in equipment and software. Household spending was also up for the reporting period. Gross Domestic Product (GDP) growth—the output of goods and services produced by labor and property in the United States—was positive. The first, second, and third quarter GDP growth rates reached 3.7%, 1.7%, and 2.6%, respectively.

At the international level, news from Europe in the spring of 2010 described the challenges faced by several euro-zone countries as they tried to meet the demands of their sovereign debt. Central banks in Europe responded with financial supports of various types that typically came with the mandate that the countries receiving help also make deep budget cuts. Many of the cuts targeted the rising costs linked to maintaining long-standing benefits such as retirement pensions and subsidized education and health care, which had become unaffordable in an environment of declining revenue.

Equities

The U.S. and international stock markets weathered a few ups and downs during the reporting period. In addition to the European debt crisis, the Deepwater Horizon oil spill on April 20, 2010, in the Gulf of Mexico, caused a short-lived decline in energy stocks. This was followed by a sudden, but temporary, 999-point drop in the Dow Jones Industrial Average within a 30-minute timeframe, on May 6, 2010. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges. Despite these events, both U.S. and international equity markets rebounded. In fact, the U.S. and international stock markets rewarded investors with positive returns for the 12 months under review, despite these disturbances and the slow-paced economic recovery.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.06%	S&P 500® Index: measures U.S. large-cap stocks

26.85%	Russell 2000® Index: measures U.S. small-cap stocks

8.21%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

6.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.13%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab S&P 500 Index Portfolio 1

The Investment Environment continued

For the reporting period, the S&P 500 Index returned 15.06%. In general, growth stocks outperformed value in small-, mid-, and large-cap categories, though not necessarily by wide margins. Small-cap growth stocks had the widest spread, with the Russell 2000 Growth Index returning 29.09% and the Russell 2000 Value Index returning 24.50%. By comparison, the Russell Midcap Growth Index returned 26.38%, compared to the Russell Midcap Value Index returning 24.75%, while the Russell 1000 Growth Index returned 16.71%, against the Russell 1000 Value Index return of 15.51%.

On the international side, the MSCI EAFE Index (Gross) returned 8.21%, while the MSCI EAFE Growth Index returned 12.60%, followed by the MSCI EAFE Value Index, which returned 3.81%. Here again, growth outpaced value, but the best performing index on the international level was the MSCI Emerging Markets Index, which returned 19.20%.

Sectors

All sectors in the U.S. equity markets had positive absolute returns. Consumer Discretionary and Industrials were the best performing sectors, followed by Materials, Energy, and Telecommunications, which also had solid returns. Sectors with low, but still positive returns included Health Care, Utilities, and Information Technology.

Top performing sectors at the international level were Industrials, Consumer Discretionary, and Materials. Utilities and Financials posted negative returns and were the poorest performers on an international level.

Money Markets

The Fed’s decision to keep the federal funds rate in the 0% to 0.25% range resulted in a low interest rate environment throughout the reporting period. Low interest rates combined with limited supply of short-term, high-quality taxable and tax-exempt securities suppressed short-term yields. The limited supply was driven, in part, by the new SEC regulations that required money market funds to maintain a weighted average maturity (WAM) of 60 days or less and that required them to meet new minimum liquidity standards. The need to meet these new regulations created higher demand for shorter-term securities, especially short-term U.S. Treasuries, which put downward pressure on yields.

Fixed Income

In the tax-free fixed income markets, many state and local governments saw 4−5% increases in tax revenues during the third quarter of 2010, which continued through year-end. However, tax revenues still remained well below the highs that occurred in 2008. Many fiscal 2011 budgets, passed in the summer of 2010, relied on the final year of federal stimulus funds for Medicaid and education, deep spending cuts, and the use of reserves to achieve balanced budgets. The slow recovery of municipal revenues, continued high unemployment in many states, news regarding high state and local government pension costs, and the spectre of future budgets without federal stimulus funds, all raised investor concerns in the last few months of the reporting period.

Also adding to the challenges in the bond markets was investor response to market volatility. The Euro-debt concerns that crystallized in May 2010 helped to push investors toward U.S. Treasuries. This put further downward pressure on U.S. Treasury rates, as demand outpaced supply. However, as the global stock market gained momentum toward the end of summer and continued to rise through the end of 2010, intermediate and longer-term U.S. Treasury rates rose to nearly match where they had been at the beginning of the reporting period. However, the shorter-term rates remained well below 1.00%.

In other categories, corporate bonds, including investment-grade and high-yield, offered investors returns that outpaced U.S. Treasuries, as did commercial mortgage-backed and agency mortgage-backed securities.

As for broad bond market performance, the Barclays Capital U.S. Aggregate Bond Index returned 6.54%, the Barclays Capital U.S. TIPS Index returned 6.31%, the Barclays U.S. Treasury Index returned 5.87%, and the Barclays Capital General Muni Bond Index returned 2.38% for the 12 months under review.

2 Schwab S&P 500 Index Portfolio

Portfolio Management

Larry Mano, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. Prior to joining the firm in November 1998, he worked for 20 years in equity management.

Ron Toll, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the portfolio. He joined the firm in 1998, became Manager, Portfolio Operations in 2000, Manager, Portfolio Operations and Analytics in 2005 and was named to his current position in 2007.

Schwab S&P 500 Index Portfolio 3

Schwab S&P 500 Index Portfolio

The Schwab S&P 500 Index Portfolio (the portfolio) seeks to track the total return of the S&P 500 Index. To pursue the goal, the portfolio generally invests in stocks that are included in the S&P 500 Index. The portfolio generally gives the same weight to a given stock as the index does. The S&P 500 Index includes the stocks of 500 leading U.S. publicly traded companies from a broad range of industries and is market-capitalization weighted. Therefore, its returns are most influenced by the largest companies in the index. For more information on the portfolio’s objective and strategy, please see the portfolio’s prospectus.

The portfolio returned 14.68% for the 12-month period, while its comparative index, the S&P 500 Index, returned 15.06%. Unlike the portfolio, the index does not include operational and transactional costs. During the period, the portfolio utilized a replication approach.

The portfolio’s tight allocation across all sectors, market capitalization, and valuation measures—compared to the index—kept the portfolio’s performance close to the index’s. Every sector posted positive returns. The highest absolute performers were Consumer Discretionary and Industrials; they were also the top contributors to index and portfolio performance. The lowest absolute performers were Health Care and Utilities, and they also provided the smallest contribution to portfolio and index performance.

12/31/10:
 Style Assessment1

 Statistics

Number of Holdings	503
Weighted Average Market Cap ($ x 1,000,000)	$86,729
Price/Earnings Ratio (P/E)	17.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	3%

 Sector Weightings % of Investments

Information Technology	18.5%
Financials	15.8%
Energy	11.9%
Health Care	10.9%
Industrials	10.9%
Consumer Discretionary	10.6%
Consumer Staples	10.6%
Materials	3.7%
Utilities	3.3%
Telecommunication Services	3.1%
Other	0.7%
Total	100.0%

 Top Holdings % of Net Assets2

Exxon Mobil Corp.	3.2%
Apple, Inc.	2.5%
Microsoft Corp.	1.8%
General Electric Co.	1.7%
International Business Machines Corp.	1.6%
Chevron Corp.	1.6%
The Procter & Gamble Co.	1.6%
AT&T, Inc.	1.5%
Johnson & Johnson	1.5%
JPMorgan Chase & Co.	1.5%
Total	18.5%

Manager views and portfolio holdings may have changed since the report date.

Source of Sector Classification: S&P and MSCI.

Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

[1]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio as of 12/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.
[2]	This list is not a recommendation of any security by the investment adviser.

4 Schwab S&P 500 Index Portfolio

 Schwab S&P 500 Index Portfolio

Performance Summary as of 12/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 31, 2000 – December 31, 2010
Performance of a Hypothetical
$10,000 Investment

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab S&P 500 Index Portfolio (11/1/96)	14.68%	2.25%	1.24%
S&P 500® Index	15.06%	2.29%	1.41%
Fund Category: Morningstar Large-Cap Blend	12.91%	0.69%	0.61%

Portfolio Expense Ratios4: Net 0.28%; Gross 0.29%

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.

[1]	Standard & Poor’s®, S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.

Schwab S&P 500 Index Portfolio 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2010 and held through December 31, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/10	at 12/31/10	7/1/10–12/31/10

Schwab S&P 500 Index Portfolio
Actual Return	0.28%	$1,000	$1,230.10	$1.57
Hypothetical 5% Return	0.28%	$1,000	$1,023.79	$1.43

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio

Financial Statements

Financial Highlights

	1/1/10–	1/1/09–	1/1/08–	1/1/07–	1/1/06–
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	16.24	13.18	21.37	20.60	18.09

Income (loss) from investment operations:
Net investment income (loss)	0.38	0.31	0.37	0.39	0.34
Net realized and unrealized gains (losses)	2.00	3.14	(8.18)	0.71	2.48

Total from investment operations	2.38	3.45	(7.81)	1.10	2.82
Less distributions:
Distributions from net investment income	(0.35)	(0.39)	(0.38)	(0.33)	(0.31)

Net asset value at end of period	18.27	16.24	13.18	21.37	20.60

Total return (%)	14.68	26.18	(36.56)	5.34	15.60

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.28	0.28	0.26	0.25	0.28
Gross operating expenses	0.30	0.30	0.26	0.25	0.31
Net investment income (loss)	1.79	2.10	2.10	1.74	1.67
Portfolio turnover rate	3	4	3	2	3
Net assets, end of period ($ x 1,000,000)	123	127	105	169	167

See financial notes 7

 Schwab S&P 500 Index Portfolio

Portfolio Holdings as of December 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	82,992,416	121,697,780
0.7%	Short-Term Investments	862,521	862,529

99.7%	Total Investments	83,854,937	122,560,309
0.1%	Collateral Invested for Securities on Loan	181,023	181,023
0.2%	Other Assets and Liabilities, Net		159,956

100.0%	Net Assets		122,901,288

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Automobiles & Components 0.9%
Ford Motor Co. *	39,612	665,085
Harley-Davidson, Inc.	2,356	81,683
Johnson Controls, Inc.	7,200	275,040
The Goodyear Tire & Rubber Co. *	2,500	29,625

		1,051,433

Banks 3.0%
BB&T Corp.	7,320	192,443
Comerica, Inc.	1,930	81,523
Fifth Third Bancorp	7,705	113,109
First Horizon National Corp. *	3,110	36,640
Hudson City Bancorp, Inc.	5,700	72,618
Huntington Bancshares, Inc.	4,856	33,361
KeyCorp	8,700	76,995
M&T Bank Corp.	1,071	93,231
Marshall & Ilsley Corp.	3,438	23,791
People’s United Financial, Inc.	4,600	64,446
PNC Financial Services Group, Inc.	5,611	340,700
Regions Financial Corp.	15,227	106,589
SunTrust Banks, Inc.	5,800	171,158
U.S. Bancorp	20,499	552,858
Wells Fargo & Co.	55,958	1,734,138
Zions Bancorp	1,508	36,539

		3,730,139

Capital Goods 8.2%
3M Co.	7,630	658,469
Caterpillar, Inc.	6,780	635,015
Cummins, Inc.	2,100	231,021
Danaher Corp.	5,652	266,605
Deere & Co.	4,540	377,047
Dover Corp.	2,100	122,745
Eaton Corp.	1,740	176,627
Emerson Electric Co.	8,060	460,790
Fastenal Co.	1,276	76,445
Flowserve Corp.	600	71,532
Fluor Corp.	2,000	132,520
General Dynamics Corp.	4,010	284,550
General Electric Co.	113,368	2,073,501
Goodrich Corp.	1,360	119,775
Honeywell International, Inc.	8,237	437,879
Illinois Tool Works, Inc.	4,444	237,310
Ingersoll-Rand plc	3,400	160,106
ITT Corp.	2,080	108,389
Jacobs Engineering Group, Inc. *	1,500	68,775
L-3 Communications Holdings, Inc.	1,300	91,637
Lockheed Martin Corp.	3,130	218,818
Masco Corp.	3,910	49,501
Northrop Grumman Corp.	3,154	204,316
PACCAR, Inc.	3,894	223,593
Pall Corp.	1,400	69,412
Parker Hannifin Corp.	1,835	158,360
Precision Castparts Corp.	1,500	208,815
Quanta Services, Inc. *	2,500	49,800
Raytheon Co.	4,010	185,823
Rockwell Automation, Inc.	1,490	106,848
Rockwell Collins, Inc.	1,600	93,216
Roper Industries, Inc.	1,000	76,430
Snap-on, Inc.	600	33,948
Textron, Inc.	2,900	68,556
The Boeing Co.	7,796	508,767
Tyco International Ltd.	5,300	219,632
United Technologies Corp.	9,930	781,690
W.W. Grainger, Inc.	600	82,866

		10,131,129

Commercial & Professional Supplies 0.6%
Avery Dennison Corp.	1,100	46,574
Cintas Corp.	1,157	32,350
Equifax, Inc.	1,300	46,280
Iron Mountain, Inc.	2,400	60,024
Pitney Bowes, Inc.	2,300	55,614
R.R. Donnelley & Sons Co.	1,860	32,494
Republic Services, Inc.	3,236	96,627
Robert Half International, Inc.	1,550	47,430
Stericycle, Inc. *	900	72,828
The Dun & Bradstreet Corp.	600	49,254
Waste Management, Inc.	5,127	189,032

		728,507

Consumer Durables & Apparel 1.1%
Coach, Inc.	3,300	182,523
D.R. Horton, Inc.	2,500	29,825
Fortune Brands, Inc.	1,607	96,822
Harman International Industries, Inc. *	800	37,040
Hasbro, Inc.	1,475	69,591
Leggett & Platt, Inc.	1,600	36,416

8 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Lennar Corp., Class A	1,600	30,000
Mattel, Inc.	4,000	101,720
Newell Rubbermaid, Inc.	3,324	60,430
NIKE, Inc., Class B	4,120	351,930
Polo Ralph Lauren Corp.	700	77,644
Pulte Group, Inc. *	3,365	25,305
Stanley Black & Decker, Inc.	1,423	95,156
VF Corp.	1,010	87,042
Whirlpool Corp.	933	82,878

		1,364,322

Consumer Services 1.8%
Apollo Group, Inc., Class A *	1,327	52,403
Carnival Corp.	4,622	213,120
Darden Restaurants, Inc.	1,590	73,840
DeVry, Inc.	600	28,788
H&R Block, Inc.	3,000	35,730
International Game Technology	3,400	60,146
Marriott International, Inc., Class A	3,057	126,988
McDonald’s Corp.	11,410	875,831
Starbucks Corp.	7,820	251,257
Starwood Hotels & Resorts Worldwide, Inc.	1,940	117,913
Wyndham Worldwide Corp.	1,880	56,325
Wynn Resorts Ltd.	800	83,072
Yum! Brands, Inc.	5,000	245,250

		2,220,663

Diversified Financials 7.4%
American Express Co.	11,180	479,845
Ameriprise Financial, Inc.	2,678	154,119
Bank of America Corp.	106,267	1,417,602
Bank of New York Mellon Corp.	12,977	391,905
Capital One Financial Corp.	4,780	203,437
Citigroup, Inc. *	304,899	1,442,172
CME Group, Inc.	760	244,530
Discover Financial Services	6,090	112,848
E*TRADE Financial Corp. *	516	8,256
Federated Investors, Inc., Class B	1,100	28,787
Franklin Resources, Inc.	1,600	177,936
IntercontinentalExchange, Inc. *	800	95,320
Invesco Ltd.	5,100	122,706
Janus Capital Group, Inc.	1,941	25,175
JPMorgan Chase & Co.	42,021	1,782,531
Legg Mason, Inc.	1,500	54,405
Leucadia National Corp.	2,300	67,114
Moody’s Corp.	2,280	60,511
Morgan Stanley	15,980	434,816
Northern Trust Corp.	2,570	142,404
NYSE Euronext	2,900	86,942
SLM Corp. *	4,900	61,691
State Street Corp.	5,300	245,602
T. Rowe Price Group, Inc.	2,700	174,257
The Charles Schwab Corp. (a)	10,306	176,336
The Goldman Sachs Group, Inc.	5,417	910,923
The NASDAQ OMX Group, Inc. *	1,300	30,823

		9,132,993

Energy 11.9%
Anadarko Petroleum Corp.	5,294	403,191
Apache Corp.	4,108	489,797
Baker Hughes, Inc.	4,621	264,183
Cabot Oil & Gas Corp.	1,000	37,850
Cameron International Corp. *	2,600	131,898
Chesapeake Energy Corp.	7,100	183,961
Chevron Corp.	21,316	1,945,085
ConocoPhillips	15,652	1,065,901
CONSOL Energy, Inc.	2,300	112,102
Denbury Resources, Inc. *	3,300	62,997
Devon Energy Corp.	4,663	366,092
Diamond Offshore Drilling, Inc.	600	40,122
El Paso Corp.	7,841	107,892
EOG Resources, Inc.	2,714	248,087
EQT Corp.	1,700	76,228
Exxon Mobil Corp.	53,976	3,946,725
FMC Technologies, Inc. *	1,300	115,583
Halliburton Co.	9,720	396,868
Helmerich & Payne, Inc.	1,100	53,328
Hess Corp.	3,110	238,039
Marathon Oil Corp.	7,564	280,095
Massey Energy Co.	1,000	53,650
Murphy Oil Corp.	2,132	158,941
Nabors Industries Ltd. *	3,200	75,072
National Oilwell Varco, Inc.	4,386	294,959
Newfield Exploration Co. *	1,400	100,954
Noble Energy, Inc.	1,900	163,552
Occidental Petroleum Corp.	8,700	853,470
Peabody Energy Corp.	2,800	179,144
Pioneer Natural Resources Co.	1,300	112,866
QEP Resources, Inc.	1,800	65,358
Range Resources Corp.	1,700	76,466
Rowan Cos., Inc. *	1,200	41,892
Schlumberger Ltd.	14,581	1,217,513
Southwestern Energy Co. *	3,700	138,491
Spectra Energy Corp.	6,681	166,958
Sunoco, Inc.	1,240	49,984
Tesoro Corp. *	1,800	33,372
The Williams Cos., Inc.	6,300	155,736
Valero Energy Corp.	5,760	133,171

		14,637,573

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	4,700	339,387
CVS Caremark Corp.	14,535	505,382
Safeway, Inc.	4,040	90,860
SUPERVALU, Inc.	2,435	23,449
Sysco Corp.	6,300	185,220
The Kroger Co.	6,640	148,471
Wal-Mart Stores, Inc.	21,210	1,143,855
Walgreen Co.	10,145	395,249
Whole Foods Market, Inc.	1,500	75,885

		2,907,758

Food, Beverage & Tobacco 5.8%
Altria Group, Inc.	22,264	548,140
Archer-Daniels-Midland Co.	6,700	201,536
Brown-Forman Corp., Class B	880	61,266

See financial notes 9

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Campbell Soup Co.	2,000	69,500
Coca-Cola Enterprises, Inc.	3,500	87,605
ConAgra Foods, Inc.	4,870	109,965
Constellation Brands, Inc., Class A *	1,700	37,655
Dean Foods Co. *	1,700	15,028
Dr Pepper Snapple Group, Inc.	2,700	94,932
General Mills, Inc.	6,858	244,076
H.J. Heinz Co.	3,370	166,680
Hormel Foods Corp.	700	35,882
Kellogg Co.	2,800	143,024
Kraft Foods, Inc., Class A	18,690	588,922
Lorillard, Inc.	1,636	134,250
McCormick & Co., Inc. - Non Voting Shares	1,500	69,795
Mead Johnson Nutrition Co.	2,300	143,175
Molson Coors Brewing Co., Class B	1,678	84,219
PepsiCo, Inc.	16,848	1,100,680
Philip Morris International, Inc.	19,444	1,138,057
Reynolds American, Inc.	3,512	114,561
Sara Lee Corp.	7,000	122,570
The Coca-Cola Co.	24,502	1,611,496
The Hershey Co.	1,644	77,515
The JM Smucker Co.	1,246	81,800
Tyson Foods, Inc., Class A	2,486	42,809

		7,125,138

Health Care Equipment & Services 3.6%
Aetna, Inc.	4,280	130,583
AmerisourceBergen Corp.	2,960	100,995
Baxter International, Inc.	6,250	316,375
Becton, Dickinson & Co.	2,500	211,300
Boston Scientific Corp. *	16,590	125,586
C.R. Bard, Inc.	1,020	93,605
Cardinal Health, Inc.	3,734	143,050
CareFusion Corp. *	2,417	62,117
Cerner Corp. *	800	75,792
CIGNA Corp.	3,080	112,913
Coventry Health Care, Inc. *	1,550	40,920
DaVita, Inc. *	800	55,592
DENTSPLY International, Inc.	1,600	54,672
Express Scripts, Inc. *	5,828	315,004
Humana, Inc. *	1,900	104,006
Intuitive Surgical, Inc. *	400	103,100
Laboratory Corp. of America Holdings *	1,104	97,064
McKesson Corp.	2,816	198,190
Medco Health Solutions, Inc. *	4,586	280,984
Medtronic, Inc.	11,549	428,353
Patterson Cos., Inc.	980	30,017
Quest Diagnostics, Inc.	1,560	84,193
St. Jude Medical, Inc. *	3,804	162,621
Stryker Corp.	3,260	175,062
Tenet Healthcare Corp. *	6,500	43,485
UnitedHealth Group, Inc.	12,010	433,681
Varian Medical Systems, Inc. *	1,000	69,280
WellPoint, Inc. *	4,236	240,859
Zimmer Holdings, Inc. *	2,184	117,237

		4,406,636

Household & Personal Products 2.4%
Avon Products, Inc.	4,616	134,141
Colgate-Palmolive Co.	5,220	419,532
Kimberly-Clark Corp.	4,326	272,711
The Clorox Co.	1,500	94,920
The Estee Lauder Cos., Inc., Class A	1,200	96,840
The Procter & Gamble Co.	30,073	1,934,596

		2,952,740

Insurance 3.8%
ACE Ltd.	3,600	224,100
Aflac, Inc.	5,050	284,971
American International Group, Inc. (c)*	1,371	78,997
Aon Corp.	3,210	147,692
Assurant, Inc.	1,100	42,372
Berkshire Hathaway, Inc., Class B *	18,338	1,469,057
Cincinnati Financial Corp.	1,735	54,982
Genworth Financial, Inc., Class A *	5,000	65,700
Lincoln National Corp.	3,662	101,840
Loews Corp.	3,388	131,827
Marsh & McLennan Cos., Inc.	5,800	158,572
MetLife, Inc.	9,807	435,823
Principal Financial Group, Inc.	3,563	116,011
Prudential Financial, Inc.	4,970	291,789
The Allstate Corp.	5,640	179,803
The Chubb Corp.	3,280	195,619
The Hartford Financial Services Group, Inc.	4,630	122,649
The Progressive Corp.	6,880	136,706
The Travelers Cos., Inc.	5,039	280,723
Torchmark Corp.	800	47,792
Unum Group	3,676	89,033
XL Group plc	3,300	72,006

		4,728,064

Materials 3.7%
Air Products & Chemicals, Inc.	2,320	211,004
Airgas, Inc.	800	49,968
AK Steel Holding Corp.	1,125	18,416
Alcoa, Inc.	11,072	170,398
Allegheny Technologies, Inc.	1,070	59,042
Ball Corp.	1,000	68,050
Bemis Co., Inc.	1,000	32,660
CF Industries Holdings, Inc.	700	94,605
Cliffs Natural Resources, Inc.	1,500	117,015
E.I. du Pont de Nemours & Co.	9,714	484,534
Eastman Chemical Co.	800	67,264
Ecolab, Inc.	2,504	126,252
FMC Corp.	700	55,923
Freeport-McMoRan Copper & Gold, Inc.	5,002	600,690
International Flavors & Fragrances, Inc.	800	44,472
International Paper Co.	4,698	127,973
MeadWestvaco Corp.	1,649	43,138
Monsanto Co.	5,750	400,430

10 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Newmont Mining Corp.	5,246	322,262
Nucor Corp.	3,400	148,988
Owens-Illinois, Inc. *	1,700	52,190
PPG Industries, Inc.	1,800	151,326
Praxair, Inc.	3,245	309,800
Sealed Air Corp.	1,928	49,068
Sigma-Aldrich Corp.	1,282	85,330
The Dow Chemical Co.	12,405	423,507
The Sherwin-Williams Co.	933	78,139
Titanium Metals Corp. *	1,000	17,180
United States Steel Corp.	1,500	87,630
Vulcan Materials Co.	1,100	48,796

		4,546,050

Media 3.1%
Cablevision Systems Corp., Class A	2,500	84,600
CBS Corp., Class B - Non Voting Shares	7,280	138,684
Comcast Corp., Class A	30,013	659,386
DIRECTV, Class A *	9,280	370,550
Discovery Communications, Inc., Class A *	3,000	125,100
Gannett Co., Inc.	2,960	44,666
Meredith Corp.	300	10,395
News Corp., Class A	24,374	354,886
Omnicom Group, Inc.	3,040	139,232
Scripps Networks Interactive, Class A	1,000	51,750
The Interpublic Group of Cos., Inc. *	4,997	53,068
The McGraw-Hill Cos., Inc.	3,330	121,245
The Walt Disney Co.	20,420	765,954
The Washington Post Co., Class B	30	13,185
Time Warner Cable, Inc.	3,809	251,508
Time Warner, Inc.	11,974	385,204
Viacom Inc., Class B	6,480	256,673

		3,826,086

Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abbott Laboratories	16,555	793,150
Agilent Technologies, Inc. *	3,667	151,924
Allergan, Inc.	3,310	227,298
Amgen, Inc. *	10,264	563,494
Biogen Idec, Inc. *	2,550	170,977
Bristol-Myers Squibb Co.	18,300	484,584
Celgene Corp. *	5,050	298,657
Cephalon, Inc. *	900	55,548
Eli Lilly & Co.	10,820	379,133
Forest Laboratories, Inc. *	3,170	101,377
Genzyme Corp. *	2,700	192,240
Gilead Sciences, Inc. *	8,978	325,363
Hospira, Inc. *	1,900	105,811
Johnson & Johnson	29,238	1,808,370
King Pharmaceuticals, Inc. *	2,666	37,457
Life Technologies Corp. *	1,839	102,064
Merck & Co., Inc.	32,629	1,175,949
Mylan, Inc. *	2,691	56,861
PerkinElmer, Inc.	1,200	30,984
Pfizer, Inc.	85,196	1,491,782
Thermo Fisher Scientific, Inc. *	4,390	243,030
Waters Corp. *	1,000	77,710
Watson Pharmaceuticals, Inc. *	1,200	61,980

		8,935,743

Real Estate 1.5%
Apartment Investment & Management Co., Class A	1,277	32,998
AvalonBay Communities, Inc.	934	105,122
Boston Properties, Inc.	1,516	130,528
CB Richard Ellis Group, Inc., Class A *	2,900	59,392
Equity Residential	3,200	166,240
HCP, Inc.	3,400	125,086
Health Care REIT, Inc.	1,400	66,696
Host Hotels & Resorts, Inc.	7,060	126,162
Kimco Realty Corp.	3,910	70,536
Plum Creek Timber Co., Inc.	1,760	65,912
ProLogis	5,000	72,200
Public Storage	1,500	152,130
Simon Property Group, Inc.	3,137	312,100
Ventas, Inc.	1,700	89,216
Vornado Realty Trust	1,763	146,911
Weyerhaeuser Co.	5,541	104,891

		1,826,120

Retailing 3.7%
Abercrombie & Fitch Co., Class A	500	28,815
Amazon.com, Inc. *	3,800	684,000
AutoNation, Inc. *	1,000	28,200
AutoZone, Inc. *	300	81,777
Bed Bath & Beyond, Inc. *	2,716	133,491
Best Buy Co., Inc.	3,825	131,159
Big Lots, Inc. *	900	27,414
CarMax, Inc. *	2,500	79,700
Expedia, Inc.	2,200	55,198
Family Dollar Stores, Inc.	1,300	64,623
GameStop Corp., Class A *	2,000	45,760
Genuine Parts Co.	1,700	87,278
J.C. Penney Co., Inc.	2,500	80,775
Kohl’s Corp. *	3,410	185,299
Limited Brands, Inc.	2,808	86,290
Lowe’s Cos., Inc.	15,040	377,203
Macy’s, Inc.	4,522	114,407
Netflix, Inc. *	500	87,850
Nordstrom, Inc.	1,750	74,165
O’Reilly Automotive, Inc. *	1,500	90,630
Priceline.com, Inc. *	500	199,775
RadioShack Corp.	259	4,789
Ross Stores, Inc.	1,300	82,225
Sears Holdings Corp. (c)*	405	29,869
Staples, Inc.	7,850	178,744
Target Corp.	7,720	464,204
The Gap, Inc.	4,676	103,527
The Home Depot, Inc.	17,765	622,841
The TJX Cos., Inc.	4,310	191,321
Tiffany & Co.	1,126	70,116
Urban Outfitters, Inc. *	1,200	42,972

		4,534,417

See financial notes 11

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	5,530	45,235
Altera Corp.	3,280	116,702
Analog Devices, Inc.	3,230	121,674
Applied Materials, Inc.	14,270	200,494
Broadcom Corp., Class A	4,755	207,080
First Solar, Inc. (c)*	600	78,084
Intel Corp.	59,021	1,241,212
KLA-Tencor Corp.	1,800	69,552
Linear Technology Corp.	2,230	77,136
LSI Corp. *	5,410	32,406
MEMC Electronic Materials, Inc. *	1,900	21,394
Microchip Technology, Inc.	2,100	71,841
Micron Technology, Inc. *	8,800	70,576
National Semiconductor Corp.	2,500	34,400
Novellus Systems, Inc. *	900	29,088
NVIDIA Corp. *	6,300	97,020
Teradyne, Inc. *	2,100	29,484
Texas Instruments, Inc.	12,760	414,700
Xilinx, Inc.	2,800	81,144

		3,039,222

Software & Services 8.8%
Adobe Systems, Inc. *	5,600	172,368
Akamai Technologies, Inc. *	2,000	94,100
Autodesk, Inc. *	2,420	92,444
Automatic Data Processing, Inc.	5,213	241,258
BMC Software, Inc. *	1,860	87,680
CA, Inc.	4,144	101,279
Citrix Systems, Inc. *	1,960	134,084
Cognizant Technology Solutions Corp., Class A *	3,200	234,528
Computer Sciences Corp.	1,800	89,280
Compuware Corp. *	2,650	30,925
eBay, Inc. *	12,388	344,758
Electronic Arts, Inc. *	4,058	66,470
Fidelity National Information Services, Inc.	3,000	82,170
Fiserv, Inc. *	1,560	91,354
Google, Inc., Class A *	2,635	1,565,111
International Business Machines Corp.	13,345	1,958,512
Intuit, Inc. *	2,896	142,773
MasterCard, Inc., Class A	1,000	224,110
McAfee, Inc. *	1,700	78,727
Microsoft Corp.	80,688	2,252,809
Monster Worldwide, Inc. *	1,704	40,266
Novell, Inc. *	3,200	18,944
Oracle Corp.	40,980	1,282,674
Paychex, Inc.	3,450	106,639
Red Hat, Inc. *	2,000	91,300
SAIC, Inc. *	2,500	39,650
Salesforce.com, Inc. *	1,054	139,128
Symantec Corp. *	8,841	147,998
Teradata Corp. *	1,800	74,088
Total System Services, Inc.	1,800	27,684
VeriSign, Inc.	2,025	66,157
Visa, Inc., Class A	5,300	373,014
Western Union Co.	7,059	131,086
Yahoo!, Inc. *	14,010	232,986

		10,856,354

Technology Hardware & Equipment 7.1%
Amphenol Corp., Class A	1,900	100,282
Apple, Inc. *	9,670	3,119,155
Cisco Systems, Inc. *	60,498	1,223,875
Corning, Inc.	16,650	321,678
Dell, Inc. *	17,772	240,811
EMC Corp. *	21,962	502,930
F5 Networks, Inc. *	900	117,144
FLIR Systems, Inc. *	1,500	44,625
Harris Corp.	1,400	63,420
Hewlett-Packard Co.	23,993	1,010,105
Jabil Circuit, Inc.	2,127	42,731
JDS Uniphase Corp. *	2,519	36,475
Juniper Networks, Inc. *	5,600	206,752
Lexmark International, Inc., Class A *	760	26,463
Molex, Inc.	1,600	36,352
Motorola, Inc. *	24,335	220,719
NetApp, Inc. *	3,800	208,848
QLogic Corp. *	1,190	20,254
QUALCOMM, Inc.	17,120	847,269
SanDisk Corp. *	2,400	119,664
Tellabs, Inc.	4,730	32,069
Western Digital Corp. *	2,300	77,970
Xerox Corp.	14,167	163,204

		8,782,795

Telecommunication Services 3.1%
American Tower Corp., Class A *	4,270	220,503
AT&T, Inc.	62,658	1,840,892
CenturyLink, Inc.	3,241	149,637
Frontier Communications Corp.	11,096	107,964
MetroPCS Communications, Inc. *	1,700	21,471
Qwest Communications International, Inc.	17,696	134,666
Sprint Nextel Corp. *	31,859	134,764
Verizon Communications, Inc.	30,254	1,082,488
Windstream Corp.	5,335	74,370

		3,766,755

Transportation 2.0%
C.H. Robinson Worldwide, Inc.	1,800	144,342
CSX Corp.	4,020	259,732
Expeditors International of Washington, Inc.	2,300	125,580
FedEx Corp.	3,320	308,793
Norfolk Southern Corp.	3,900	244,998
Ryder System, Inc.	600	31,584
Southwest Airlines Co.	7,886	102,360
Union Pacific Corp.	5,280	489,245
United Parcel Service, Inc., Class B	10,405	755,195

		2,461,829

Utilities 3.3%
Allegheny Energy, Inc.	1,741	42,202

12 See financial notes

 Schwab S&P 500 Index Portfolio

Portfolio Holdings continued

	Number	Value
Security	of Shares	($)
Ameren Corp.	2,400	67,656
American Electric Power Co., Inc.	5,070	182,419
CenterPoint Energy, Inc.	4,550	71,526
CMS Energy Corp.	2,960	55,056
Consolidated Edison, Inc.	3,050	151,189
Constellation Energy Group, Inc.	2,100	64,323
Dominion Resources, Inc.	6,150	262,728
DTE Energy Co.	1,700	77,044
Duke Energy Corp.	14,083	250,818
Edison International	3,500	135,100
Entergy Corp.	1,927	136,489
Exelon Corp.	7,040	293,146
FirstEnergy Corp.	3,408	126,164
Integrys Energy Group, Inc.	697	33,811
NextEra Energy, Inc.	4,450	231,355
Nicor, Inc.	610	30,451
NiSource, Inc.	2,946	51,909
Northeast Utilities	2,000	63,760
NRG Energy, Inc. *	2,600	50,804
ONEOK, Inc.	1,100	61,017
Pepco Holdings, Inc.	2,250	41,063
PG&E Corp.	4,300	205,712
Pinnacle West Capital Corp.	1,050	43,523
PPL Corp.	4,710	123,967
Progress Energy, Inc.	3,180	138,266
Public Service Enterprise Group, Inc.	5,450	173,364
SCANA Corp.	1,200	48,720
Sempra Energy	2,731	143,323
Southern Co.	8,860	338,718
TECO Energy, Inc.	2,140	38,092
The AES Corp. *	7,250	88,305
Wisconsin Energy Corp.	1,250	73,575
Xcel Energy, Inc.	4,659	109,719

		4,005,314

Total Common Stock
(Cost $82,992,416)		121,697,780

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
Citibank
0.03%, 01/03/11	762,549	762,549

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.14%, 03/17/11 (b)	100,000	99,980

Total Short-Term Investments
(Cost $862,521)		862,529

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Invesco Short Term Investments Trust Government & Agency Portfolio	181,023	181,023

Total Collateral Invested for Securities on Loan
(Cost $181,023)		181,023

End of collateral invested for securities on loan.

At 12/31/10, the tax basis cost of the fund’s investments was $87,044,013 and the unrealized appreciation and depreciation were $46,674,860 and ($11,158,564), respectively, with a net unrealized appreciation of $35,516,296.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 12/31/10.

		Contract	Unrealized
	Number of	Value	Gains
	Contracts	($)	($)

Futures Contract

S&P 500 Index, e-mini, Long, expires 03/18/11	13	814,450	19,016

See financial notes 13

 Schwab S&P 500 Index Portfolio

Statement of
Assets and Liabilities
As of December 31, 2010.

Assets

Investments in affiliated issuers, at value (cost $84,130)		$176,336
Investments in unaffiliated issuers, at value including securities on loan of $177,357 (cost $83,770,807)	+	122,383,973

Total investments, at value (cost $83,854,937)		122,560,309
Collateral invested for securities on loan		181,023
Receivables:
Fund shares sold		231,002
Dividends		147,722
Income from securities on loan		578
Prepaid expenses	+	1,863

Total assets		123,122,497

Liabilities

Collateral held for securities on loan		181,023
Payables:
Investment adviser and administrator fees		762
Fund shares redeemed		4,180
Due to brokers for futures		975
Trustees’ fees		22
Accrued expenses	+	34,247

Total liabilities		221,209

Net Assets

Total assets		123,122,497
Total liabilities	−	221,209

Net assets		$122,901,288

Net Assets by Source
Capital received from investors		93,104,496
Net investment income not yet distributed		2,221,891
Net realized capital losses		(11,149,487)
Net unrealized capital gains		38,724,388

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$122,901,288		6,728,071		$18.27

14 See financial notes

 Schwab S&P 500 Index Portfolio

Statement of
Operations
For January 1, 2010 through December 31, 2010.

Investment Income

Dividends received from affiliated issuer		$2,893
Dividends received from unaffiliated issuers		2,548,632
Interest		279
Securities on loan	+	7,985

Total investment income		2,559,789

Expenses

Investment adviser and administrator fees		185,593
Professional fees		43,612
Portfolio accounting fees		43,517
Shareholder reports		31,116
Trustees’ fees		22,432
Custodian fees		8,310
Transfer agent fees		8,189
Interest expense		492
Other expenses	+	22,087

Total expenses		365,348
Expense reduction by adviser and Schwab	−	22,299

Net expenses	−	343,049

Net investment income		2,216,740

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		6,441
Net realized losses on unaffiliated investments		(231,466)
Net realized losses on futures contracts	+	(17,598)

Net realized losses		(242,623)
Net unrealized losses on affiliated issuer		(30,168)
Net unrealized gains on unaffiliated investments		14,503,712
Net unrealized gains on futures contracts	+	19,016

Net unrealized gains	+	14,492,560

Net realized and unrealized gains		14,249,937

Increase in net assets resulting from operations		$16,466,677

See financial notes 15

 Schwab S&P 500 Index Portfolio

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

1/1/10-12/31/10			1/1/09-12/31/09
Net investment income		$2,216,740	$2,288,847
Net realized losses		(242,623)	(1,905,316)
Net unrealized gains	+	14,492,560	25,980,753

Increase in net assets from operations		16,466,677	26,364,284

Distributions to Shareholders

Distributions from net investment income		($2,286,993)	($2,952,444)

Transactions in Fund Shares

		1/1/10-12/31/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,082,558	$18,089,928	1,438,718	$19,966,369
Shares reinvested		127,765	2,286,993	183,953	2,952,444
Shares redeemed	+	(2,283,960)	(38,393,906)	(1,820,544)	(24,998,997)

Net transactions in fund shares		(1,073,637)	($18,016,985)	(197,873)	($2,080,184)

Shares Outstanding and Net Assets

		1/1/10-12/31/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,801,708	$126,738,589	7,999,581	$105,406,933
Total increase or decrease	+	(1,073,637)	(3,837,301)	(197,873)	21,331,656

End of period		6,728,071	$122,901,288	7,801,708	$126,738,589

Net investment income not yet distributed			$2,221,891		$2,292,922

16 See financial notes

 Schwab S&P 500 Index Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab S&P 500 Index Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994) Schwab Money Market Portfolio Schwab MarketTrack Growth Portfolio II Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio offers one share class. Shares are bought and sold at closing net asset value (“NAV”), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with the accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large

 17

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2010:

Schwab S&P 500 Index Portfolio

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$121,697,780	$—	$—	$121,697,780
Short-Term Investments(a)	—	862,529	—	862,529

Total	$121,697,780	$862,529	$—	$122,560,309

Other Financial Instruments Collateral Invested for Securities on Loan	$181,023	$—	$—	$181,023
Futures Contract*	$19,016	$—	$—	$19,016

*	Futures contracts are not included in Investments and are valued at the unrealized appreciation or depreciation.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the period ended December 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended December 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

18

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

The fund entered into equity index futures contracts (“futures”) during the period from January 1, 2010 through December 31, 2010. The fund invested in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures contracts is market risk. The fair value and variation margin for any futures contracts held at December 31, 2010 and the realized/unrealized gains (losses) on futures contracts held during the period ended December 31, 2010 are presented on the face of the Portfolio Holdings, Statement of Assets and Liabilities and Statement of Operations, respectively. Refer to Financial Note 2(b) for the fund’s accounting policies with respect to futures contracts and Financial Note 3 for further disclosures concerning the risks of investing in futures contracts. During the period, the monthly average market value of futures contracts held by the fund was $524,467 and the monthly average number of contracts were 9.

(b) Accounting Policies for Certain Portfolio Investments (if held):

Future Contract: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (the “initial margin”) whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (“variation margin”) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses until the contract is closed, at which time the gains and losses are realized. Futures are traded publicly on exchanges, and their market value changes daily.

Securities Lending: The fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan.

The value of the securities on loan as of December 31, 2010 and the value of the related collateral are disclosed in the Schedule of Investments and the Statements of Assets and Liabilities. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly. A fund records the daily change in market value of futures, and also the change in the amount of margin deposit required (“due to/from broker”).

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

 19

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(f) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that you could lose money.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

The fund’s use of derivative instruments involves risks different from or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount

20

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending risk involves the risk of loss of rights in the collateral or delay in the recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit (“expense limitation”) the total annual fund operating expenses, excluding interest, taxes and certain non-routine expenses, to 0.28% through April 29, 2012, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2010, the fund had no direct security transactions with other Schwab Funds.

The fund may engage in certain transactions involving affiliates. For instance, a fund may own shares of the Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving the Charles Schwab Corporation shares owned by the fund during the report period:

					Realized	Dividends
Balance of			Balance of	Market	Gain (Loss)	Received
Shares Held	Gross	Gross	Shares Held	Value at	1/1/10 to	1/1/10 to
at 12/31/09	Additions	Sales	at 12/31/10	12/31/10	12/31/10	12/31/10

12,506	—	(2,200)	10,306	$176,336	$6,441	$2,893

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

 21

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$3,821,405	$22,189,228

9. Federal Income Taxes:

As of December 31, 2010, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$2,210,228
Undistributed long-term capital gains	—
Unrealized appreciation	46,674,860
Unrealized depreciation	(11,158,564)
Other unrealized appreciation/ (depreciation)	2

Net unrealized appreciation/(depreciation)	$35,516,298

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2010, the fund had capital loss carry forwards available to offset net capital gains before the expiration dates:

Expiration Date

December 31, 2011	$38,119
December 31, 2012	359,506
December 31, 2013	2,128,687
December 31, 2014	880,924
December 31, 2015	—
December 31, 2016	2,899,868
December 31, 2017	1,365,160
December 31, 2018	257,470

Total	$7,929,734

As of December 31, 2010, the fund had no deferred realized net capital losses and there were no capital losses utilized to offset capital gains. The fund had a capital loss of $7,809,978 that expired in 2010.

22

 Schwab S&P 500 Index Portfolio

Financial Notes (continued)

9. Federal Income Taxes (continued):

The tax-basis components of distributions paid during the current and prior fiscal years were:

	Current Period Distributions	Prior Period Distributions

Ordinary income	$2,286,993	$2,952,444
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as capital losses related to wash sales, index options, and post October losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2010, the fund made the following reclassifications:

Capital shares	($7,809,978)
Undistributed net investment income	(778)
Net realized capital losses	7,810,756

As of December 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2011

24

Other Federal Tax Information, (unaudited)

For corporate shareholders, 100% of the fund’s dividend distributions paid during the fiscal year ended December 31, 2010, qualify under Internal Revenue Code section 854(b)(1)(A) for the corporate dividends received deductions.

 25

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

David L. Mahoney 1954 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

26

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 27

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

28

Money Market
Schwab Money Market Portfoliotm

Money Market Annual report dated December 31, 2010

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Investment Environment

Economic Overview

The decision by the Federal Open Market Committee (the FOMC) in November 2010 to initiate a new program of security purchases, often referred to as quantitative easing, reminded investors that the U.S. economy was still in need of systemic reinforcement.

This latest announcement from the FOMC that it would purchase an additional $600 billion in longer-term U.S. Treasury securities followed earlier policy decisions that included: lowering the federal funds rate to near zero in December 2008 and keeping it there for an extended period of time; authorizing the large-scale purchase of longer-term securities in 2009 and early 2010; and modifying the Federal Reserve’s (the Fed) reinvestment policy in the summer of 2010 on mortgage-related securities, as they matured or were redeemed, in an effort to manage the Fed’s balance sheet.

Contributing to the FOMC’s decision to purchase an additional $600 billion in U.S. Treasuries was a U.S. unemployment rate that had remained above 9% since the fall of 2009 and an inflation rate that was still below optimal levels for what the Fed believed to be a sustainable recovery. Moreover, reports that many of the unemployed in the United States have been seeking employment for more than six months highlighted the fact that job creation had not kept pace with the rising number of people looking for jobs. Adding to the complexity of this economic picture was the decline in housing prices, accompanied by a rise in foreclosures.

Positive economic news was also part of the landscape. Corporations reported high profits for the period under review and increased their investment in equipment and software. Household spending was also up for the reporting period. Gross Domestic Product (GDP) growth—the output of goods and services produced by labor and property in the United States—was positive. The first, second, and third quarter GDP growth rates reached 3.7%, 1.7%, and 2.6%, respectively.

At the international level, news from Europe in the spring of 2010 described the challenges faced by several euro-zone countries as they tried to meet the demands of their sovereign debt. Central banks in Europe responded with financial supports of various types that typically came with the mandate that the countries receiving help also make deep budget cuts. Many of the cuts targeted the rising costs linked to maintaining long-standing benefits such as retirement pensions and subsidized education and health care, which had become unaffordable in an environment of declining revenue.

Money Markets

The Fed’s decision to keep the federal funds rate in the 0% to 0.25% range resulted in a low interest rate environment throughout the reporting period. Low interest rates combined with limited supply of short-term, high-quality taxable and tax-exempt securities suppressed short-term yields. The limited supply was driven, in part, by the new SEC regulations that required money market funds to maintain a weighted average maturity (WAM) of 60 days or less and that required them to meet new minimum liquidity standards. The need to meet these new regulations created higher demand for shorter-term securities, especially short-term U.S. Treasuries, which put downward pressure on yields.

Fixed Income

In the tax-free fixed income markets, many state and local governments saw 4−5% increases in tax revenues during the third quarter of 2010, which continued through year-end. However, tax revenues still remained well below the highs that occurred in 2008. Many fiscal 2011 budgets, passed in the summer of 2010, relied on the final year of federal stimulus funds for Medicaid and education, deep spending cuts, and the use of reserves to achieve balanced budgets. The slow recovery of municipal revenues, continued high unemployment in many states, news regarding high state and local government pension costs, and the spectre of future budgets without federal stimulus funds, all raised investor concerns in the last few months of the reporting period.

Also adding to the challenges in the bond markets was investor response to market volatility. The Euro-debt concerns that crystallized in May 2010 helped to push investors toward U.S. Treasuries. This put further downward pressure on U.S. Treasury rates, as demand outpaced supply. However, as the global stock market gained momentum toward the end of summer and continued to rise through the end of 2010, intermediate and longer-term U.S. Treasury rates rose to nearly match where they had been at the beginning of the reporting period. However, the shorter-term rates remained well below 1.00%.

In other categories, corporate bonds, including investment-grade and high-yield, offered investors returns that outpaced U.S. Treasuries, as did commercial mortgage-backed and agency mortgage-backed securities.

Schwab Money Market Portfoliotm 1

The Investment Environment continued

As for broad bond market performance, the Barclays Capital U.S. Aggregate Bond Index returned 6.54%, the Barclays Capital U.S. TIPS Index returned 6.31%, the Barclays U.S. Treasury Index returned 5.87%, and the Barclays Capital General Muni Bond Index returned 2.38% for the 12 months under review.

Equities

The U.S. and international stock markets weathered a few ups and downs during the reporting period. In addition to the European debt crisis, the Deepwater Horizon oil spill on April 20, 2010, in the Gulf of Mexico, caused a short-lived decline in energy stocks. This was followed by a sudden, but temporary, 999-point drop in the Dow Jones Industrial Average within a 30-minute timeframe, on May 6, 2010. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges. Despite these events, both U.S. and international equity markets rebounded. In fact, the U.S. and international stock markets rewarded investors with positive returns for the 12 months under review, despite these disturbances and the slow-paced economic recovery.

For the reporting period, the S&P 500 Index returned 15.06%. In general, growth stocks outperformed value in small-, mid-, and large-cap categories, though not necessarily by wide margins. Small-cap growth stocks had the widest spread, with the Russell 2000 Growth Index returning 29.09% and the Russell 2000 Value Index returning 24.50%. By comparison, the Russell Midcap Growth Index returned 26.38%, compared to the Russell Midcap Value Index returning 24.75%, while the Russell 1000 Growth Index returned 16.71%, against the Russell 1000 Value Index return of 15.51%.

On the international side, the MSCI EAFE Index (Gross) returned 8.21%, while the MSCI EAFE Growth Index returned 12.60%, followed by the MSCI EAFE Value Index, which returned 3.81%. Here again, growth outpaced value, but the best performing index on the international level was the MSCI Emerging Markets Index, which returned 19.20%.

Sectors

All sectors in the U.S. equity markets had positive absolute returns. Consumer Discretionary and Industrials were the best performing sectors, followed by Materials, Energy, and Telecommunications, which also had solid returns. Sectors with low, but still positive returns included Health Care, Utilities, and Information Technology.

Top performing sectors at the international level were Industrials, Consumer Discretionary, and Materials. Utilities and Financials posted negative returns and were the poorest performers on an international level.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Money Market Portfoliotm

Portfolio Management

Karen Wiggan, a managing director and portfolio manager of the investment adviser, is responsible for the overall management of the portfolio. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Schwab Money Market Portfoliotm 3

Schwab Money Market Portfolio™

The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity.

During the 12-month reporting period that ended December 31, 2010, the portfolio provided safety and liquidity to shareholders in the face of an investment environment characterized by low yields on short term, high quality investments. The portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses to maintain a positive net yield for the fund.* Please read more about the yield and other important characteristics of the portfolio in the charts and footnotes following this discussion.

The portfolio’s low yield was a product of both a low interest rate environment and recent regulatory changes relating to money market funds. During 2010 the Federal Reserve continued to target its federal funds rate at a historically low range of 0-0.25%, which maintained low yields on securities in which the fund invests and, in turn, kept the yield of the fund low. In addition, in February 2010, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 of the Investment Company Act of 1940 to bolster the ability of money funds to withstand economic stresses. The new regulations established minimum daily and weekly liquidity levels and shortened the maximum weighted average maturity (WAM) for money market funds from 90 days to 60 days. These changes increased demand for short-term securities across all money funds, helping to depress money market yields. The SEC’s new liquidity requirements also heated up demand for short-term agency discount notes, especially those with maturities of 60 days or less, bringing in many new money market fund participants who needed to fulfill their liquidity requirements under the new regulations.

Coincident with the SEC’s changes, Fannie Mae, Freddie Mac, and the Federal Home Loan Banks reduced their issuance of new discount notes, which also reduced supply. At the same time, the uncertainties in Europe added to the demand for high quality securities, further helping to drive yields down.

In accordance with regulations governing annuity products, the portfolio’s investment adviser limits the types of investments the portfolio purchases to diversify the portfolio adequately and preserve tax benefits associated with annuities. During most of the period, the portfolio purchased shorter-dated agency discount notes and other securities including one-day repurchase agreements. As opportunities allowed, the portfolio invested in higher yielding agency coupon notes for their yield advantage over agency discount notes. The portfolio also purchased repurchase agreements collateralized by Treasury securities to aid in the management of the new liquidity requirements mandated by the SEC. At the end of the reporting period, the fund’s WAM was 25 days.

As of 12/31/10:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	58.4%
16-30 Days	12.2%
31-60 Days	16.1%
61-90 Days	9.5%
91-120 Days	3.8%
More than 120 Days	0.0%

 Statistics

Weighted Average Maturity[2]	25 Days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Investments

Government Agency & Other Government Securities[5]	69.6%
Repurchase Agreement	30.4%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	The investment adviser and its affiliates may recapture expenses or fees they voluntarily waived until the third anniversary of the end of the fiscal year in which such waiver occurs, subject to certain limitations. For more information on the potential impact of such recapture on future yields, please see Note 4 of the Financial Notes section.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days (effective June 30, 2010), and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Based on ratings from Moody’s Investors Service, Standard & Poor’s Corp. and/or Fitch Ratings or, if unrated, is determined to be of comparable quality. The fund may use different ratings provided by other rating agencies for purposes of determining compliance with the fund’s investment policies. The fund itself has not been rated by an independent credit rating agency.
[4]	Portfolio Composition is calculated using the Par Value of Investments.
[5]	Includes debt issued by Straight A Funding LLC, which the U.S. Securities and Exchange Commission (SEC) has stated is permissible for money market funds to treat as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

4 Schwab Money Market Portfoliotm

Performance and Fund Facts as of 12/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/prospectus.

 Weighted Average Maturity Trend for previous 12 months

Money funds must maintain a dollar-weighted average maturity of no longer than 60 days (effective June 30, 2010), and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields1,2

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money
Market Portfolio

Seven-Day Yield	0.01%

Seven-Day Effective Yield	0.01%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	The investment adviser and its affiliates have voluntarily waived expenses to maintain a positive net yield for the fund (voluntary expense waiver). Without the voluntary expense waiver, the fund’s yield would have been lower. The voluntary expense waiver added 0.30% to the seven-day yield. Please see Note 4 in the Financial Notes section for additional details.

Schwab Money Market Portfoliotm 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2010 and held through December 31, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/10	at 12/31/10	7/1/10–12/31/10

Schwab Money Market Portfoliotm
Actual Return	0.13%	$1,000	$1,000.40	$0.66
Hypothetical 5% Return	0.13%	$1,000	$1,024.55	$0.66

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights, which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab Money Market Portfoliotm

Schwab Money Market Portfolio™

Financial Statements

Financial Highlights

	1/1/10–	1/1/09–		1/1/08–	1/1/07–	1/1/06–
	12/31/10	12/31/09		12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00		1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.00 [1]	0.00	[1]	0.02	0.05	0.05
Net realized and unrealized gains (losses)	(0.00)[1]	0.00	[1]	—	—	—

Total from investment operations	0.00 [1]	0.00	[1]	0.02	0.05	0.05
Less distributions:
Distributions from net investment income	(0.00)[1]	(0.00)[1]		(0.02)	(0.05)	(0.05)
Distributions from net realized gains	(0.00)[1]	—		—	—	—

Total distributions	(0.00)[1]	(0.00)[1]		(0.02)	(0.05)	(0.05)

Net asset value at end of period	1.00	1.00		1.00	1.00	1.00

Total return (%)	0.05	0.10		2.12	4.74	4.61

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.18 [2]	0.34	[2,3]	0.42	0.44	0.46
Gross operating expenses	0.46	0.47		0.42	0.44	0.46
Net investment income (loss)	0.01	0.12		2.06	4.62	4.55
Net assets, end of period ($ x 1,000,000)	149	163		268	215	159

1 Per-share amount was less than $0.01.
2 Reflects the effect of a voluntary expense waiver in excess of the contractual expense limitation. (See financial note 4)
3 The ratio of net operating expenses would have been 0.31% if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been incurred.

See financial notes 7

 Schwab Money Market Portfolio

Portfolio Holdings as of December 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. A monthly schedule of portfolio holdings is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

6.7%		U.S. Government Securities	9,997,632	9,997,632
63.2%		U.S. Government Agency Securities	93,990,343	93,990,343
30.5%		Repurchase Agreements	45,310,204	45,310,204

100.4%		Total Investments	149,298,179	149,298,179
(0	.4)%	Other Assets and Liabilities, Net		(541,809)

100.0%		Net Assets		148,756,370

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity*	Date*	($)	($)

U.S. Government Securities 6.7% of net assets

Other Government Related 6.7%
Straight A Funding, L.L.C.	a,b,c,d	0.25%,		01/12/11	4,000,000	3,999,694
	a,b,c,d	0.25%		02/09/11	3,000,000	2,999,188
	a,b,c,d	0.25%		03/02/11	3,000,000	2,998,750

Total U.S. Government Securities
(Cost $9,997,632)						9,997,632

U.S. Government Agency Securities 63.2% of net assets

Fixed-Rate Coupon Notes 9.6%
Federal Farm Credit Bank		4.88%		02/18/11	5,000,000	5,030,667

Federal Home Loan Bank		0.26%		01/14/11	5,000,000	5,000,097

Freddie Mac		4.75%		01/18/11	2,000,000	2,004,180

Tennessee Valley Authority		5.63%		01/18/11	2,190,000	2,195,499

						14,230,443

Fixed-Rate Discount Notes 53.6%
Fannie Mae		0.18%		01/18/11	1,500,000	1,499,872
		0.29%		01/18/11	2,675,000	2,674,634
		0.19%		01/19/11	1,100,000	1,099,895
		0.20%		01/26/11	1,000,000	999,861
		0.16%		02/14/11	2,000,000	1,999,609
		0.15%		02/16/11	5,700,000	5,698,907
		0.18%		03/01/11	1,000,000	999,705
		0.20%		03/02/11	3,000,000	2,999,000
		0.21%		03/09/11	1,323,000	1,322,483
		0.20%		04/26/11	1,750,000	1,748,910

8 See financial notes

 Schwab Money Market Portfolio

Portfolio Holdings continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity*	Date*	($)	($)

Federal Farm Credit Bank		0.17%		01/03/11	1,750,000	1,749,983
		0.16%		01/07/11	5,000,000	4,999,867
		0.18%		03/01/11	1,000,000	999,705

Federal Home Loan Bank		0.20%		01/12/11	7,000,000	6,999,572
		0.17%		01/14/11	8,100,000	8,099,503
		0.17%		03/11/11	1,000,000	999,674

Freddie Mac		0.16%		01/10/11	5,950,000	5,949,762
		0.20%		01/11/11	5,100,000	5,099,717
		0.15%		01/18/11	5,000,000	4,999,646
		0.19%		01/18/11	1,145,000	1,144,897
		0.20%		01/25/11	1,510,000	1,509,799
		0.21%		02/14/11	5,000,000	4,998,717
		0.15%		02/23/11	1,323,000	1,322,708
		0.18%		03/07/11	2,400,000	2,399,220
		0.17%		03/15/11	2,200,000	2,199,242
		0.18%		03/15/11	1,243,000	1,242,546
		0.21%		04/05/11	1,000,000	999,452
		0.19%		04/18/11	1,555,000	1,554,122
		0.25%		04/21/11	1,450,000	1,448,892

						79,759,900

Total U.S. Government Agency Securities
(Cost $93,990,343)						93,990,343

					Face/
					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity*	Date*	($)	($)

Repurchase Agreements 30.5% of net assets

Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $20,400,054, issued 12/31/10, due 01/03/11.		0.25%		01/03/11	20,000,417	20,000,000

Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $25,818,263, issued 12/31/10, due 01/03/11.		0.15%		01/03/11	25,310,520	25,310,204

Total Repurchase Agreements
(Cost $45,310,204)						45,310,204

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $149,298,179.

*	If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as interest rate reset, demand feature or put feature, the effective maturity date is disclosed. The second maturity date is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity column.
a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,997,632 or 6.7% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

See financial notes 9

 Schwab Money Market Portfolio

Statement of
Assets and Liabilities
As of December 31, 2010.

Assets

Investments, at cost and value		$103,987,975
Repurchase agreements, at cost and value	+	45,310,204

Total investments, at cost and value (Note 2a)		149,298,179
Cash		135
Receivables:
Fund shares sold		624,230
Interest		195,262
Prepaid expenses	+	2,033

Total assets		150,119,839

Liabilities

Payables:
Investment adviser and administrator fees		599
Fund shares redeemed		1,320,884
Distributions to shareholders		132
Accrued expenses	+	41,854

Total liabilities		1,363,469

Net Assets

Total assets		150,119,839
Total liabilities	−	1,363,469

Net assets		$148,756,370

Net Assets by Source
Capital received from investors		148,757,430
Net realized capital losses		(1,060)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$148,756,370		148,804,255		$1.00

10 See financial notes

 Schwab Money Market Portfolio

Statement of
Operations
For January 1, 2010 through December 31, 2010.

Investment Income

Interest		$304,887

Expenses

Investment adviser and administrator fees		547,755
Professional fees		44,196
Shareholder reports		41,283
Portfolio accounting fees		38,681
Trustees’ fees		25,259
Custodian fees		10,649
Transfer agent fees		9,130
Other expenses	+	8,059

Total expenses		725,012
Expense reduction by adviser and Schwab	−	435,767
Custody credits	−	11

Net expenses	−	289,234

Net investment income		15,653

Realized Gains (Losses)

Net realized losses on investments		(1,060)

Increase in net assets resulting from operations		$14,593

See financial notes 11

 Schwab Money Market Portfolio

Statements of
Changes in Net Assets
For current and prior report periods.

Operations

1/1/10-12/31/10			1/1/09-12/31/09
Net investment income		$15,653	$260,381
Net realized gains (losses)	+	(1,060)	58,743

Increase in net assets from operations		14,593	319,124

Distributions to Shareholders

Distributions from net investment income		(15,653)	(260,381)
Distributions from net realized gains	+	(58,499)	—

Total distributions		(74,152)	(260,381)

Transactions in Fund Shares*

Shares sold		137,723,954	97,360,949
Shares reinvested		74,148	259,833
Shares redeemed	+	(152,235,909)	(202,445,194)

Net transactions in fund shares		(14,437,807)	(104,824,412)

Net Assets

Beginning of period		163,253,736	268,019,405
Total decrease	+	(14,497,366)	(104,765,669)

End of period		$148,756,370	$163,253,736

Net investment income not yet distributed		$—	$57,477

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

12 See financial notes

 Schwab Money Market Portfolio

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Portfolio is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

Schwab Money Market Portfolio offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or nontransferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

 13

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2010, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the fund holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended December 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended December 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Accounting Policies for certain Portfolio Investments (if held):

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. Repurchase agreements subject the fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that the fund’s repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity or other types of securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. Investments in repurchase agreements are also based on a review of the credit of the repurchase agreement counterparty.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

14

 Schwab Money Market Portfolio

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(e) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund declares distributions from net realized capital gains, if any, once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank, State Street Bank and Trust Company, under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks as described in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.

The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer or guarantor of a fund investment fails to make timely principal or interest payments or otherwise honor its obligations. The negative perceptions of an issuer’s ability to make such payments could also cause the price of that investment to decline. The credit quality of the fund’s holdings can change rapidly in certain market environments and any default on the part of a single portfolio investment could cause the fund’s share price or yield to

 15

 Schwab Money Market Portfolio

Financial Notes (continued)

3. Risk Factors (continued):

fall. The additional risks of foreign investments are due to reasons ranging from a lack of issuer information to the risk of political uncertainties. Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Issuers of securities such as Fannie Mae, Freddie Mac and the Federal Home Loan Banks (FHLB) maintain limited lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to shares of the fund itself.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.

Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%

16

 Schwab Money Market Portfolio

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

Contractual Expense Limitation

Although the foregoing agreement specifies certain fees for these services, CSIM and Schwab have made an additional agreement (“expense limitation”) with the fund to limit the total annual fund operating expenses, excluding interest, taxes, and certain non-routine expenses to 0.5% through April 29, 2012, which may only be amended or terminated with the approval of the fund’s Board of Trustees.

Voluntary Expense Waiver/Reimbursement

In addition to the contractual expense limitation agreement noted above, Schwab and the investment adviser also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. Schwab and the investment adviser may recapture from the fund any of these expenses or fees they have waived and/or reimbursed until the third anniversary of the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. These reimbursement payments by the fund to Schwab and/or the investment adviser are considered “non-routine expenses” and are not subject to any net operating expense limitations in effect at the time of such payment. This recapture could negatively affect the fund’s future yield. As of December 31, 2010 the balance of recoupable expenses is as follows:

Expiration Date	Schwab Money Market Portfolio

December 31, 2012	$267,054
December 31, 2013	426,637

Total	$693,691

The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2010, the fund had no direct security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

 17

 Schwab Money Market Portfolio

Financial Notes (continued)

8. Federal Income Taxes:

As of December 31, 2010, the fund had no distributable earnings on a tax-basis.

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2010, the fund had capital loss carryforwards of $1,060 available to offset net capital gains before the expiration date of December 31, 2018.

For tax purposes, realized net capital losses, incurred after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2010, the fund had no capital losses deferred and capital losses utilized.

The tax-basis components of distributions during the current and prior periods were:

	Current Period Distributions	Prior Period Distributions

Ordinary income	$74,152	$260,381
Long-term capital gains	—	—
Return of capital	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2010, the fund made the following reclassifications:

Capital shares	($1,022)
Undistributed net investment income	(57,477)
Net realized capital gains and losses	58,499

As of December 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

18

 Schwab Money Market Portfolio

Financial Notes (continued)

8. Federal Income Taxes (continued):

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

9. Subsequent Events:

Management has determined there are no subsequent events and transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2011

20

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

David L. Mahoney 1954 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

 21

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

22

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 23

Large-Cap Blend
Schwab MarketTrack Growth Portfolio IItm

Balanced Annual report dated December 31, 2010

An investor should consider a fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-888-311-4887 for a prospectus. Please read the prospectus carefully before you invest.

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwabfunds.com/prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended December 31 is available, without charge, by visiting Schwab’s website at www.schwabfunds.com/prospectus or the SEC’s website at www.sec.gov.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

The Investment Environment

Economic Overview

The decision by the Federal Open Market Committee (the FOMC) in November 2010 to initiate a new program of security purchases, often referred to as quantitative easing, reminded investors that the U.S. economy was still in need of systemic reinforcement.

This latest announcement from the FOMC that it would purchase an additional $600 billion in longer-term U.S. Treasury securities followed earlier policy decisions that included: lowering the federal funds rate to near zero in December 2008 and keeping it there for an extended period of time; authorizing the large-scale purchase of longer-term securities in 2009 and early 2010; and modifying the Federal Reserve’s (the Fed) reinvestment policy in the summer of 2010 on mortgage-related securities, as they matured or were redeemed, in an effort to manage the Fed’s balance sheet.

Contributing to the FOMC’s decision to purchase an additional $600 billion in U.S. Treasuries was a U.S. unemployment rate that had remained above 9% since the fall of 2009 and an inflation rate that was still below optimal levels for what the Fed believed to be a sustainable recovery. Moreover, reports that many of the unemployed in the United States have been seeking employment for more than six months highlighted the fact that job creation had not kept pace with the rising number of people looking for jobs. Adding to the complexity of this economic picture was the decline in housing prices, accompanied by a rise in foreclosures.

Positive economic news was also part of the landscape. Corporations reported high profits for the period under review and increased their investment in equipment and software. Household spending was also up for the reporting period. Gross Domestic Product (GDP) growth—the output of goods and services produced by labor and property in the United States—was positive. The first, second, and third quarter GDP growth rates reached 3.7%, 1.7%, and 2.6%, respectively.

At the international level, news from Europe in the spring of 2010 described the challenges faced by several euro-zone countries as they tried to meet the demands of their sovereign debt. Central banks in Europe responded with financial supports of various types that typically came with the mandate that the countries receiving help also make deep budget cuts. Many of the cuts targeted the rising costs linked to maintaining long-standing benefits such as retirement pensions and subsidized education and health care, which had become unaffordable in an environment of declining revenue.

Equities

The U.S. and international stock markets weathered a few ups and downs during the reporting period. In addition to the European debt crisis, the Deepwater Horizon oil spill on April 20, 2010, in the Gulf of Mexico, caused a short-lived decline in energy stocks. This was followed by a sudden, but temporary, 999-point drop in the Dow Jones Industrial Average within a 30-minute timeframe, on May 6, 2010. The equity market event was subsequently named the “flash crash.” As a result of the flash crash, more than 16,000 trades were cancelled by the major U.S. stock exchanges. Despite these events, both U.S. and international equity markets rebounded. In fact, the U.S. and international stock markets rewarded investors with positive returns for the 12 months under review, despite these disturbances and the slow-paced economic recovery.

 Asset Class Performance Comparison % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

15.06%	S&P 500® Index: measures U.S. large-cap stocks

26.85%	Russell 2000® Index: measures U.S. small-cap stocks

8.21%	MSCI EAFE® Index (Gross): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

6.54%	Barclays Capital U.S. Aggregate Bond Index: measures the U.S. bond market

0.13%	Three-Month U.S. Treasury Bills (T-bills): measures short-term U.S. Treasury obligations

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab MarketTrack Growth Portfolio II 1

The Investment Environment continued

For the reporting period, the S&P 500 Index returned 15.06%. In general, growth stocks outperformed value in small-, mid-, and large-cap categories, though not necessarily by wide margins. Small-cap growth stocks had the widest spread, with the Russell 2000 Growth Index returning 29.09% and the Russell 2000 Value Index returning 24.50%. By comparison, the Russell Midcap Growth Index returned 26.38%, compared to the Russell Midcap Value Index returning 24.75%, while the Russell 1000 Growth Index returned 16.71%, against the Russell 1000 Value Index return of 15.51%.

On the international side, the MSCI EAFE Index (Gross) returned 8.21%, while the MSCI EAFE Growth Index returned 12.60%, followed by the MSCI EAFE Value Index, which returned 3.81%. Here again, growth outpaced value, but the best performing index on the international level was the MSCI Emerging Markets Index, which returned 19.20%.

Sectors

All sectors in the U.S. equity markets had positive absolute returns. Consumer Discretionary and Industrials were the best performing sectors, followed by Materials, Energy, and Telecommunications, which also had solid returns. Sectors with low, but still positive returns included Health Care, Utilities, and Information Technology.

Top performing sectors at the international level were Industrials, Consumer Discretionary, and Materials. Utilities and Financials posted negative returns and were the poorest performers on an international level.

Money Markets

The Fed’s decision to keep the federal funds rate in the 0% to 0.25% range resulted in a low interest rate environment throughout the reporting period. Low interest rates combined with limited supply of short-term, high-quality taxable and tax-exempt securities suppressed short-term yields. The limited supply was driven, in part, by the new SEC regulations that required money market funds to maintain a weighted average maturity (WAM) of 60 days or less and that required them to meet new minimum liquidity standards. The need to meet these new regulations created higher demand for shorter-term securities, especially short-term U.S. Treasuries, which put downward pressure on yields.

Fixed Income

In the tax-free fixed income markets, many state and local governments saw 4−5% increases in tax revenues during the third quarter of 2010, which continued through year-end. However, tax revenues still remained well below the highs that occurred in 2008. Many fiscal 2011 budgets, passed in the summer of 2010, relied on the final year of federal stimulus funds for Medicaid and education, deep spending cuts, and the use of reserves to achieve balanced budgets. The slow recovery of municipal revenues, continued high unemployment in many states, news regarding high state and local government pension costs, and the spectre of future budgets without federal stimulus funds, all raised investor concerns in the last few months of the reporting period.

Also adding to the challenges in the bond markets was investor response to market volatility. The Euro-debt concerns that crystallized in May 2010 helped to push investors toward U.S. Treasuries. This put further downward pressure on U.S. Treasury rates, as demand outpaced supply. However, as the global stock market gained momentum toward the end of summer and continued to rise through the end of 2010, intermediate and longer-term U.S. Treasury rates rose to nearly match where they had been at the beginning of the reporting period. However, the shorter-term rates remained well below 1.00%.

In other categories, corporate bonds, including investment-grade and high-yield, offered investors returns that outpaced U.S. Treasuries, as did commercial mortgage-backed and agency mortgage-backed securities.

As for broad bond market performance, the Barclays Capital U.S. Aggregate Bond Index returned 6.54%, the Barclays Capital U.S. TIPS Index returned 6.31%, the Barclays U.S. Treasury Index returned 5.87%, and the Barclays Capital General Muni Bond Index returned 2.38% for the 12 months under review.

2 Schwab MarketTrack Growth Portfolio II

Portfolio Management

Daniel Kern, CFA, a managing director and portfolio manager of the investment adviser, is responsible for the day-to-day management of the fund. He has been the portfolio manager of the fund since 2008. From 2003, until his appointment to his current position, he held vice president level positions in product development, investment operations and audit at the firm. Prior to joining the firm in 2003, he worked for more than 13 years in the investment management industry, with more than six of those years spent in portfolio management.

Schwab MarketTrack Growth Portfolio II 3

Schwab MarketTrack Growth Portfolio II™

The Schwab MarketTrack Growth Portfolio II (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. To pursue its goal, the portfolio maintains a defined asset allocation. The portfolio’s target allocation includes stock, bond, and cash investments. The portfolio’s allocation focuses on stock investments, while including some bonds and cash investments in seeking to reduce the portfolio’s volatility. The portfolio seeks to remain close to the target allocations of 80% stocks, 15% bonds, and 5% cash, and typically does not change its target allocation. The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap, and 20% for international. The portfolio invests mainly in other Schwab Funds, including index funds, which seek to track the total returns of various market indices.

The portfolio returned 13.62%, while its comparative index, the Growth Composite Index (the index), returned 13.37%. (For current allocations of the Growth Composite Index, please refer to footnote 1 on the following page.)

U.S. stocks outperformed international during the reporting period. For example, the Dow Jones U.S. Total Stock Market Index, which represents 60% of the portfolio’s composite index, returned 17.49%, while the MSCI EAFE Index (Net), which represents 20% of the portfolio’s composite index, returned 7.75%. Overall, small-cap stocks outperformed mid- and large-cap stocks. Compared to its composite index, the portfolio had a higher proportion of its assets allocated to small-cap stocks than is represented in the Dow Jones U.S. Total Stock Market Index. The portfolio also added the Schwab 1000 Index Fund in late November 2010.

The Schwab Small-Cap Index Fund was the best performing equity fund for the portfolio and returned 27.35%, compared to the Schwab Small-Cap Index return of 27.61%. The portfolio’s significant exposure to U.S. small cap stocks contributed to the portfolio’s outperformance relative to the Growth Composite Index. The portfolio’s international exposure lagged behind its U.S. equity exposure, with the Schwab International Index Fund returning 6.61% and detracting from the portfolio’s relative performance.

Fixed income securities also had positive returns, though the returns were not as strong as those seen in equities. Within the fixed income portion of the portfolio, the Schwab Total Bond Market Fund detracted from returns, with a 6% return that was below the Barclays Capital U.S. Aggregate Bond Index return of 6.54%.

As of 12/31/10:
 Statistics

Number of Holdings	8
Portfolio Turnover Rate	22%

 Asset Class Weightings % of Investments

Large-Cap Stocks	39.9%
Small-Cap Stocks	20.1%
International Stocks	20.1%
Bonds	15.0%
Short-Term Investments	4.9%
Total	100.0%

 Top Holdings % Net Assets1

Schwab S&P 500 Index Fund	30.0%
Schwab Small-Cap Index Fund	20.1%
Schwab International Index Fund	20.1%
Schwab Total Bond Market Fund	15.0%
Schwab 1000 Index Fund	10.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares	3.7%
Total	98.9%

Manager views and portfolio holdings may have changed since the report date.

Small-company stocks are subject to greater volatility than other asset categories.

Foreign securities can involve risks such as political and economic instability and currency risk.

[1]	This list is not a recommendation of any security by the investment adviser.

4 Schwab MarketTrack Growth Portfolio II

 Schwab MarketTrack Growth Portfolio IItm

Performance Summary as of 12/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/prospectus.

December 31, 2000 – December 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Average Annual Total Returns1,2,3

Portfolio and Inception Date	1 Year	5 Years	10 Years

Portfolio: Schwab MarketTrack Growth Portfolio IItm (11/1/96)	13.62%	3.29%	3.15%
Growth Composite Index	13.37%	3.63%	3.53%
S&P 500® Index	15.06%	2.29%	1.41%
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Fund Category: Morningstar Large-Cap Blend	12.91%	0.69%	0.61%

Portfolio Expense Ratios4: Net 0.70%; Gross 0.96%

 Style Assessment5

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

[1]	The Growth Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index, 15% Barclays Capital U.S. Aggregate Bond Index, and 5% Barclays Capital U.S. Treasury Bills: 1-3 Months Index. The index is maintained by Charles Schwab Investment Management, Inc.
[2]	Portfolio expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Includes expenses of the Underlying Funds in which the Portfolio invests. The annualized weighted average expense ratio of the Underlying Funds was 0.20%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/12. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the financial highlights section of the financial statements.
[5]	Source: Morningstar, Inc. This style assessment is the result of evaluating the portfolio based on a ten-factor model for value and growth characteristics. The portfolio’s market capitalization placement is determined by the geometric mean of its holdings’ market capitalizations. The assessment reflects the portfolio’s holdings as of 12/31/10, which may have changed since then, and is not a precise indication of risk or performance—past, present, or future.

Schwab MarketTrack Growth Portfolio II 5

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

The fund incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2010 and held through December 31, 2010.

The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/10	at 12/31/10	7/1/10–12/31/10

Schwab MarketTrack Growth Portfolio IItm
Actual Return	0.50%	$1,000	$1,197.90	$2.77
Hypothetical 5% Return	0.50%	$1,000	$1,022.68	$2.55

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights, which covers a 12-month period. The expenses incurred by underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

6 Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II™

Financial Statements

Financial Highlights

	1/1/10–	1/1/09–	1/1/08–	1/1/07–	1/1/06–
	12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	13.40	11.09	17.76	17.64	15.53

Income (loss) from investment operations:
Net investment income (loss)	0.20 [1]	0.25	0.36	0.37	0.33
Net realized and unrealized gains (losses)	1.62	2.41	(5.95)	0.63	2.00

Total from investment operations	1.82	2.66	(5.59)	1.00	2.33
Less distributions:
Distributions from net investment income	(0.33)	(0.35)	(0.41)	(0.45)	(0.22)
Distributions from net realized gains	—	—	(0.67)	(0.43)	—

Total distributions	(0.33)	(0.35)	(1.08)	(0.88)	(0.22)

Net asset value at end of period	14.89	13.40	11.09	17.76	17.64

Total return (%)	13.62	24.02	(31.35)	5.64	15.02

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses[2]	0.50	0.50	0.50	0.50	0.50
Gross operating expenses[2]	0.77	0.77	0.73	0.67	0.70
Net investment income (loss)	1.41	2.03	2.23	2.06	2.28
Portfolio turnover rate	22	12	14	6	33
Net assets, end of period ($ x 1,000,000)	29	36	30	48	46

1 Calculated based on the average shares outstanding during the period.
2 The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

See financial notes 7

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings as of December 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwabfunds.com/prospectus.

			Cost	Value
Holdings by Category			($)	($)

0.0%		Common Stock	3,063	1,616
98.9%		Other Investment Companies	24,903,388	28,945,439
1.2%		Short-Term Investment	359,522	359,522

100.1%		Total Investments	25,265,973	29,306,577
(0	.1)%	Other Assets and Liabilities, Net		(38,430)

100.0%		Net Assets		29,268,147

	Number	Value
Security	of Shares	($)

Common Stock 0.0% of net assets

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
King Pharmaceuticals, Inc. *	115	1,616

Total Common Stock
(Cost $3,063)		1,616

Other Investment Companies 98.9% of net assets

Equity Funds 80.2%
Schwab 1000 Index Fund (a)	78,605	2,922,529
Schwab International Index Fund (a)	341,377	5,881,929
Schwab S&P 500 Index Fund (a)	448,788	8,782,791
Schwab Small-Cap Index Fund (a)	278,682	5,882,982

		23,470,231

Fixed-Income Fund 15.0%
Schwab Total Bond Market Fund (a)	477,753	4,390,553

Money Fund 3.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	1,084,655	1,084,655

Total Other Investment Companies
(Cost $24,903,388)		28,945,439

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.2% of net assets

Time Deposit 1.2%
Citibank
0.03%, 01/03/11	359,522	359,522

Total Short-Term Investment
(Cost $359,522)		359,522

End of Investments.

At 12/31/10, the tax basis cost of the fund’s investments was $25,960,075 and the unrealized appreciation and depreciation were $3,347,950 and ($1,448), respectively, with a net unrealized appreciation of $3,346,502.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

8 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statement of
Assets and Liabilities
As of December 31, 2010.

Assets

Investments in affiliated underlying funds and stocks, at value (cost $24,903,388)		$28,945,439
Investments in unaffiliated issuers, (cost $362,585)	+	361,138

Total investments, at value (cost $25,265,973)		29,306,577
Receivables:
Dividends		13,442
Fund shares sold		350
Prepaid expenses	+	489

Total assets		29,320,858

Liabilities

Payables:
Investments bought		11,252
Investment adviser and administrator fees		353
Fund shares redeemed		7
Trustees’ fees		6
Accrued expenses	+	41,093

Total liabilities		52,711

Net Assets

Total assets		29,320,858
Total liabilities	−	52,711

Net assets		$29,268,147

Net Assets by Source
Capital received from investors		25,964,404
Net investment income not yet distributed		503,133
Net realized capital losses		(1,239,994)
Net unrealized capital gains		4,040,604

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$29,268,147		1,965,709		$14.89

See financial notes 9

 Schwab MarketTrack Growth Portfolio II

Statement of
Operations
For January 1, 2010 through December 31, 2010.

Investment Income

Dividends received from affiliated underlying funds and Stocks		$584,291
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $2)		96,780
Interest	+	338

Total investment income		681,409

Expenses

Investment adviser fees		156,617
Professional fees		39,560
Shareholder reports		27,867
Accounting and administration fees		21,715
Trustees’ fees		13,728
Transfer agent fees		8,103
Custodian fees		3,157
Other expenses	+	3,690

Total expenses		274,437
Expense reduction by adviser and Schwab	−	96,442

Net expenses	−	177,995

Net investment income		503,414

Realized and Unrealized Gains (Losses)

Realized capital gain distributions received from affiliated underlying funds		51,556
Net realized losses on sales of affiliated underlying funds		(55,968)
Net realized gains on unaffiliated investments	+	2,135,865

Net realized gains		2,131,453
Net unrealized losses on investments		(1,744,002)
Net unrealized gains on affiliated underlying funds	+	3,305,322

Net unrealized gains	+	1,561,320

Net realized and unrealized gains		3,692,773

Increase in net assets resulting from operations		$4,196,187

10 See financial notes

 Schwab MarketTrack Growth Portfolio II

Statements of
Changes in Net Assets
For the current and prior report periods.

Operations

1/1/10-12/31/10			1/1/09-12/31/09
Net investment income		$503,414	$631,187
Net realized gains (losses)		2,131,453	(1,838,139)
Net unrealized gains	+	1,561,320	8,016,849

Increase in net assets from operations		4,196,187	6,809,897

Distributions to Shareholders

Distributions from net investment income		($631,201)	($911,590)

Transactions in Fund Shares

		1/1/10-12/31/10		1/1/09-12/31/09
		SHARES	VALUE	SHARES	VALUE
Shares sold		303,390	$4,292,132	356,758	$4,183,221
Shares reinvested		43,086	631,201	69,059	911,590
Shares redeemed	+	(1,059,093)	(15,105,890)	(495,310)	(5,589,707)

Net transactions in fund shares		(712,617)	($10,182,557)	(69,493)	($494,896)

Shares Outstanding and Net Assets

		1/1/10-12/31/10		1/1/09-12/31/09
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,678,326	$35,885,718	2,747,819	$30,482,307
Total increase or decrease	+	(712,617)	(6,617,571)	(69,493)	5,403,411

End of period		1,965,709	$29,268,147	2,678,326	$35,885,718

Net investment income not yet distributed			$503,133		$631,307

See financial notes 11

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes

1. Business Structure of the Fund:

Schwab MarketTrack Growth Portfolio II is a series of Schwab Annuity Portfolios (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio

The Schwab MarketTrack Growth Portfolio II is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities, cash equivalents and futures to achieve its investment objectives. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net assets value of the underlying fund.

Schwab MarketTrack Growth Portfolio II offers one share class. Shares are bought and sold at closing net asset value (“NAV”) which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities laws.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the Securities Exchange Commission (“SEC”).

(a) Security Valuation:

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the valuation date exchange rate unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

•	Underlying funds: valued at their respective net asset values as determined by the underlying funds in accordance with the 1940 Act for a given day.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

12

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such instruments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted prices. Investments in underlying funds are valued at their Net Asset Value (NAV) daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2010:

Schwab MarketTrack Growth Portfolio II

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$1,616	$—	$—	$1,616
Other Investment Companies(a)	28,945,439	—	—	28,945,439
Short-Term Investment(a)	—	359,522	—	359,522

Total	$28,947,055	$359,522	$—	$29,306,577

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

 13

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

2. Significant Accounting Policies (continued):

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The fund has adopted the new guidance for the period ended December 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended December 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the fund’s financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(c) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

(d) Expenses:

Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all fund’s within the trust generally are allocated among the fund’s in proportion to their average daily net assets.

(e) Distributions to Shareholders:

The fund makes distributions from net investment income and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform to accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to the participating insurance company’s (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

14

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

3. Risk Factors:

Investing in the fund may involve certain risks as discussed in the fund’s prospectus, including, but not limited to, those described below:

The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that you could lose money.

The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. Investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund’s exposure to a particular risk will be proportionate to the fund’s overall asset allocation and underlying fund allocation.

An investment in an underlying fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

The underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

As an index fund, each underlying fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Many of the risks of the underlying funds are associated with its investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small-cap stocks, for instance — an underlying fund’s large-cap holdings could reduce performance.

Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — an underlying fund’s small-cap holdings could reduce performance.

An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

As a result of an underlying fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in a fund would be adversely affected.

An underlying fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal

 15

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

3. Risk Factors (continued):

amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to its issuer’s ability to make timely payments or otherwise honor its obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.

A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

The fund may invest directly in individual securities to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same security.

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and

Administration Agreement (“Advisory Agreement”) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average Daily Net Assets

First $500 million	0.44%
Over $500 million	0.39%

Although this agreement specifies certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit (“expense limitation”) the total annual fund reporting expenses, excluding interest, taxes and certain non-routine expenses, to 0.50% through April 29, 2012, which may only be amended or terminated with the approval of the fund’s board of trustees.

16

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):

The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2010, the percentages of shares of other related funds owned by the MarketTrack Growth Portfolio II Fund are:

Equity Funds:
Schwab S&P 500 Index Fund	0.1%
Schwab International Index Fund	0.4%
Schwab Small-Cap Index Fund	0.4%
Schwab 1000 Index Fund	0.1%

Bond Funds:
Schwab Total Bond Market Fund	0.5%

Money Funds:
Schwab Value Advantage Money Fund	0%	*

*	Less than 0.1%.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2010, the total aggregate security transactions with other Schwab Funds were $11.

Below is a summary of the affiliated transactions for each underlying funds during the period ended December 31, 2010

						Realized	Distribution
	Balance of	Gross	Gross	Balance of	Market	Gain (Loss)	Received*
	Shares Held	Additions	Sales	Shares Held	Value at	1/1/2010 to	1/1/2010 to
Underlying Fund	at 12/31/09	12/31/10	12/31/10	at 12/31/10	12/31/10	12/31/10	12/31/10

Schwab S&P 500 Index Fund	552,487	37,311	(141,010)	448,788	$8,782,791	($291,785)	$156,533
Schwab International Index Fund	429,352	66,743	(154,718)	341,377	5,881,929	122,348	159,182
Schwab Small-Cap Index Fund	429,941	21,205	(172,464)	278,682	5,882,982	231,126	69,681
Schwab 1000 Index Fund	—	78,605	—	78,605	2,922,529	—	80,690
Schwab Total Bond Market Fund	596,749	153,943	(272,939)	477,753	4,390,553	(122,110)	168,689
Schwab Value Advantage Money Fund, Select Shares	1,083,965	54	(1,084,019)	—	—	—	56
Schwab Value Advantage Money Fund, Institutional Prime Shares	—	1,084,655	—	1,084,655	1,084,655	—	899
The Charles Schwab Corp.	488	—	(488)	—	—	4,453	117

Total					$28,945,439	($55,968)	$635,847

*	Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

5. Transfer Agent Services:

Boston Financial data Services, Inc. (“BFDS”) provides transfer agent services for the fund.

 17

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Bank and Trust Company, an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brother Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund also pays an annual fee to State Street Bank and Trust Company for the committed line of credit.

There were no borrowings from the lines of credit for the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the Statement of Operations. The interest expense is determined based on a negotiated rate above the current Federal Funds rate.

8. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2010, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$7,557,533	$17,417,079

9. Federal Income Taxes:

As of December 31, 2010, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$503,133
Undistributed long-term capital gains	—
Unrealized appreciation	3,347,950
Unrealized depreciation	(1,448)
Other unrealized appreciation/ (depreciation)	(3)

Net unrealized appreciation/ (depreciation)	$3,346,499

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2010, the fund had capital loss carry forwards available to offset net capital gains before the expiration date:

Expiration Date

December 31, 2017	$545,889

For tax purposes, realized net capital losses, incurred after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, the fund had capital losses utilized of $2,110,548 and no capital losses deferred.

The tax-basis components of distributions for the period ended December 31, 2010 were:

	Current Period Distributions	Prior Period Distributions

Ordinary income	$631,201	$911,590
Long-term capital gains	—	—
Return of capital	—	—

18

 Schwab MarketTrack Growth Portfolio IItm

Financial Notes (continued)

9. Federal Income Taxes (continued):

Distributions paid to participating insurance company’s separate account are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for capital losses related to wash sales. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming participating insurance company’s separate accounts as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2010, the fund made the following reclassifications:

Capital shares	$252
Undistributed net investment income	(387)
Net realized capital losses	135

As of December 31, 2010, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the fund did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

 19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2011

20

Other Federal Tax Information (unaudited)

For corporate shareholders, 47% of the fund dividend distributions paid during the fiscal year ended December 31, 2010, qualify under Internal Revenue Code section 854(b)(1)(A) for the corporate dividends received deduction.

 21

Trustees and Officers

The tables below give information about the trustees and officers for Schwab Annuity Portfolios which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 – present) Director, PMI Group Inc. (2001 – 2009) Director, Excelsior Funds (2006 – 2007)

John F. Cogan 1947 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 – present).	73	Director, Gilead Sciences, Inc. (2005 – present) Director, Monaco Coach Corporation (2005 – 2009)

William A. Hasler 1941 Trustee (Trustee of Schwab Annuity Portfolios since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 – present).	73	Director, Ditech Networks Corporation (1997 – present)
Director, TOUSA (1998 – present)
Director, Mission West Properties (1998 – present)
Director, Globalstar, Inc. (2009 – present)
Director, Harris-Stratex Networks (2001 – present)
Director, Aphton Corp. (1991 – 2007)
Director, Solectron Corporation (1998 – 2007)
Director, Genitope Corporation (2000 – 2009)
			Director, Excelsior Funds (2006 – 2007)

David L. Mahoney 1954 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2011.)	Private Investor.	73	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Tercica Inc. (2004 – 2008)

Kiran M. Patel 1948 Trustee (Trustee of Schwab Annuity Portfolios since 2011.)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 – present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 – Dec. 2008); Senior Vice President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 – Jan. 2008).	73	Director, KLA-Tencor Corporation (2008 – present) Director, BEA Systems, Inc. (2007 – 2008) Director, Eaton Corp. (2003 – 2006)

22

 Independent Trustees (continued)

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Gerald B. Smith 1950 Trustee (Trustee of Schwab Schwab Annuity Portfolios since 2000.)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 – present).	73	Lead Independent Director, Board of Cooper Industries (2002 – present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – present) Director, Oneok, Inc (2009 – present)

Joseph H. Wender 1944 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 – present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 – Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 – June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of Schwab Annuity Portfolios since 1994.)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Annuity Portfolios since 2008.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 23

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Annuity Portfolios since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Annuity Portfolios since 2004.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Annuity Portfolios since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

Catherine MacGregor 1964 Vice President (Officer of Schwab Annuity Portfolios since 2005.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Annuity Portfolios since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.
[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the investment adviser. In addition to their employment with Schwab and/or the investment adviser, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

24

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler and Mariann Byerwalter, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Hasler and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2010: $81,047 2009: $85,313
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
Audit-Related Fees
For services rendered to Registrant:
2010: $5,103 2009: $5,372
Nature of these services: tax provision review.
       In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Tax Fees
For services rendered to Registrant:
2010: $7,100 2009: $7,473
Nature of these services: preparation and review of tax returns.
       In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
All Other Fees
For services rendered to Registrant:
2010: $1,136 2009: $1,136

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
2010: $13,339 2009: $13,981
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.
Not applicable.

Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Schwab Annuity Portfolios
By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/14/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: 02/14/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date: 02/11/2011